Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposits

Time certificates of deposit (CDs) and other time deposits issued by domestic and foreign offices totaled $90.1 billion and $99.6 billion at December 31, 2012 and 2011, respectively. Substantially all of these deposits were interest bearing. The contractual maturities of these deposits follow.

(in millions)	December 31, 2012
2013	$56,921
2014	11,119
2015	9,078
2016	6,418
2017	2,612
Thereafter	3,959
Total	$90,107

Of these deposits, the amount of domestic time deposits with a denomination of $100,000 or more was $23.7 billion and $25.1 billion at December 31, 2012 and 2011, respectively. The contractual maturities of these deposits follow.

(in millions)	December 31, 2012
Three months or less	$3,460
After three months through six months	3,840
After six months through twelve months	5,582
After twelve months	10,821
Total	$23,703

       Time CDs and other time deposits issued by foreign offices with a denomination of $100,000 or more were $11.7 billion and $13.6 billion at December 31, 2012 and 2011, respectively.

       Demand deposit overdrafts of $806 million and $649 million were included as loan balances at December 31, 2012 and 2011, respectively.